Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 CompensationPlan	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, cost recognized	$ 4.9	$ 3.5	$ 2.6
Number of non-contributory defined benefit pension plans	4
Non-contributory defined benefit pension plans, qualified	The Company has three qualified, non-contributory defined benefit pension plans, which together cover certain union employees. One plan covers certain employees of a business acquired during the year ended September 30, 2012.
Defined benefit plan, assets	60.1	6.7
Defined benefit plan, accumulated benefit obligation	62.9	9.7
Net period pension, cost recognized	0.6	0.4	0.3
Qualified Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Number of non-contributory defined benefit pension plans	3
Defined benefit pension plan, liabilities	4.7	3.0
Non-qualified
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, liabilities	9.5	8.8
Defined benefit plan, net periodic pension cost	0.4
Non-qualified | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic pension cost		$ 0.1